Other financial liabilities	12 Months Ended
Mar. 31, 2022
Other financial liabilities - current [Member]
Statement [line items]
Other financial liabilities
23.	Other financial liabilities – current
Other current financial liabilities consist of the following:

	As at March 31,
	2022		2022		2021

	(In millions)
Liability towards vehicles sold under repurchase arrangements	US$	350.7	Rs.	26,581.4	Rs.	36,228.8
Interest accrued but not due		230.5		17,468.0		16,032.3
Lease liabilities (Refer note 14)		106.7		8,095.4		8,140.0
Derivative financial instruments		586.3		44,434.2		24,201.8
Others		78.8		5,970.4		2,855.0

Total	US$	1,353.0	Rs.	102,549.4	Rs.	87,457.9

Other financial liabilities - non-current [Member]
Statement [line items]
Other financial liabilities
24.	Other financial liabilities – non-current
Other financial liabilities non-current consist of the following:

	As at March 31,
	2022		2022		2021

	(In millions)
Lease liabilities (Refer note 14)	US$	786.7	Rs.	59,624.4	Rs.	54,120.6
Derivative financial instruments		450.6		34,155.4		20,594.3
Liability towards employee separation scheme		14.4		1,095.0		1,326.7
Compulsorily convertible preference shares - liability portion (refer note 48)		164.9		12,500.0		—
Retention money, security deposits and others		73.9		5,593.8		3,642.5

Total	US$	1,490.5	Rs.	112,968.6	Rs.	79,684.1